UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (807) 221-5672

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund

II-Arizona Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.9%
Long-Term Municipal Bonds - 97.6%
Arizona - 79.4%
Arizona Cap Fac Fin Corp. (Ariz St Univ) Series 00
6.25%, 9/01/32	$2,000	$1,565,680
Arizona COP FSA Series A
5.00%, 9/01/24	6,000	6,139,260
Arizona Game & Fish Dept
5.00%, 7/01/26	1,000	999,990
Arizona Hlth Fac Auth Series 02A
6.00%, 2/15/32 (Prerefunded)	5,700	6,380,295
Arizona Hlth Fac Auth (Blood Systems, Inc.) Series 04
5.00%, 4/01/19	750	766,103
Arizona Hlth Fac Auth (Phoenix Childrens Hospital)
1.60%, 2/01/42 (a)	1,150	987,344
Arizona School Fac Brd COP Series 01
5.00%, 7/01/19 (Prerefunded)	5,730	6,190,234
Arizona St Univ (Arizona State Univ COP Rsch Infra) AMBAC Series 05A
5.00%, 9/01/23	2,000	2,024,400
Arizona St West Campus Hsg AMBAC Series 05
5.00%, 7/01/30	1,500	1,241,220
Arizona Student Loan Auth Series 99B-1
5.90%, 5/01/24	1,500	1,500,810
Arizona Tourism & Sports Auth (Arizona Tourism/Sports Spl Tax) MBIA Series 03A
5.00%, 7/01/25	2,400	2,397,360

Arizona Trnsp Brd Highway
5.00%, 7/01/20	5,000	5,377,800
Series 04B
5.00%, 7/01/24	4,300	4,465,034
Arizona Wtr Infra Fin Auth (Arizona SRF) Series 06A
5.00%, 10/01/24	4,000	4,264,480
Dove Mountain Resort CFD AZ Series 2001
6.75%, 12/01/16	405	284,845
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	1,294	1,117,524
Estrella Mtn CFD AZ Golf Vlg Series 01A
7.875%, 7/01/25	2,718	2,502,164
Gilbert AZ Wtr Res Mun Corp. (Gilbert AZ Wastewater Sys) Series 04
4.90%, 4/01/19	2,500	2,411,850
Glendale AZ IDA Series 01A
5.875%, 5/15/31 (Prerefunded)	3,770	4,151,147
Glendale AZ IDA (John C Lincoln Hlth Ctr) Series 05B
5.25%, 12/01/22	1,000	937,670
Goodyear AZ CFD #1 (Goodyear AZ CFD #1 Palm Valley) Series 96C
7.25%, 7/01/16	1,158	1,156,726
Goodyear AZ IDA (Litchfield Park Svc Company) Series 99
5.95%, 10/01/23	3,160	2,545,949
Greater AZ Dev Auth MBIA Series 05A
5.00%, 8/01/21	1,600	1,633,504
MBIA Series 05B
5.00%, 8/01/25	4,320	4,431,154
Hassayampa CFD #2 AZ (Hassayampa CFD #2 AZ Forst Rdg) Series 00
7.50%, 7/01/24	600	530,748
Hassayampa CFD AZ Series 96
7.75%, 7/01/21	2,090	1,927,962
Maricopa Cnty AZ IDA SFMR GNMA/ FNMA/ FHLMC Series 01
5.63%, 3/01/33	435	428,462

Maricopa Cnty AZ USD #89 GO
6.25%, 7/01/26	3,700	4,003,659
Mesa AZ IDA MBIA Series 99A
5.75%, 1/01/25 (Prerefunded) (b)	12,000	12,426,360
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	2,000	2,193,640
Nogales AZ Mun Dev Auth Lease (Nogales AZ Lease Mun Dev Auth) AMBAC Series 05
5.00%, 6/01/27	1,000	860,760
Northern Arizona Univ COP (No Arizona Univ COP Rsch Fac) AMBAC Series 04
5.125%, 9/01/21 - 9/01/24	7,140	7,299,507
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/26	4,080	4,303,421
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax) FGIC Series 05A
5.00%, 7/01/23	5,500	5,745,520
Phoenix AZ IDA (Phoenix AZ Lease - Capitol Mall) AMBAC Series 05
5.00%, 9/15/25	5,935	5,962,776
Pima Cnty AZ IDA (Horizon Learning Ctr) Series 05
5.125%, 6/01/20	1,500	1,230,915
Pima Cnty AZ IDA MFHR GNMA Series 99
7.00%, 12/20/31 (Prerefunded)	1,290	1,487,060
Pima Cnty AZ IDA SFMR GNMA/ FNMA Series 99B-1
6.10%, 5/01/31	60	61,570
Pinal Cnty AZ COP AMBAC Series 01
5.125%, 6/01/21	1,000	1,010,010
Series 04
5.00%, 12/01/24	3,780	3,511,885
Pinal Cnty AZ IDA (Florence West Prison Proj) ACA Series 06A
5.25%, 10/01/22	1,400	1,158,878
Queen Creek AZ Id# 1
5.00%, 1/01/26	600	496,506
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22 - 12/01/23	1,165	1,010,877

Scottsdale AZ IDA (Scottsdale Healthcare)
5.00%, 9/01/23	500	451,410
Show Low AZ ID ACA Series 00
6.00%, 1/01/18	955	830,430
Show Low AZ IDA (Navapache Reg Medical Ctr) RADIAN Series 05
5.00%, 12/01/25	1,415	1,264,430
Stoneridge CFD AZ Series 01
6.75%, 7/15/26	1,650	1,365,606
Sundance AZ CFD #1 Series 02
7.75%, 7/01/22	1,482	1,293,742
Tempe AZ Excise Tax
5.00%, 7/01/24	1,035	1,081,761
Tolleson AZ IDA MFHR (Copper Cove Apts) GNMA Series 01A
5.50%, 11/20/41	5,825	5,578,777
Tucson & Pima Cnty AZ IDA SFMR GNMA/ FNMA Series 02A
5.50%, 1/01/35	325	326,007
GNMA/ FNMA/ FHLMC Series 01A-1
6.35%, 1/01/34 (b)	440	441,289
Tucson AZ Arpt Auth AMBAC Series 01
5.35%, 6/01/31	6,475	5,672,165
Tucson AZ COP MBIA Series 04A
5.00%, 7/01/23 - 7/01/24	6,100	6,321,374
Tucson AZ IDA (Univ of Az/Marshall Foundation) AMBAC Series 02A
5.00%, 7/15/32	1,000	883,080
Univ Medicine & Dentistry NJ
5.00%, 7/01/35	3,500	2,875,670
Univ of Arizona COP AMBAC
5.00%, 6/01/12	3,040	3,255,870
5.25%, 6/01/14 - 6/01/15	5,000	5,400,510
Yavapai Cnty AZ IDA (Yavapai Regional Med Ctr) RADIAN Series 03A
5.25%, 8/01/21	4,000	3,696,240

		161,861,420

California - 1.4%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	2,155	2,218,098
Series A
5.375%, 8/15/20	740	719,177

		2,937,275

District Of Columbia - 1.1%
District of Columbia Tax Incr
5.25%, 12/01/26	2,040	2,195,775

Florida - 0.7%
Double Branch CDD FL Series 02A
6.70%, 5/01/34	955	921,365
Fiddlers Creek CDD FL Series 02A
6.875%, 5/01/33 (c)(d)	465	231,221
Series 02B
6.625%, 5/01/33 (c)(d)	200	99,438
Series 99B
5.80%, 5/01/21 (c)(d)	405	202,261

		1,454,285

Puerto Rico - 14.2%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax) AMBAC Series 06A
5.00%, 7/01/18	6,000	5,521,020
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20 - 7/01/22	6,400	6,076,290
Puerto Rico GO
5.25%, 7/01/23	575	532,743
FGIC Series 02A
5.00%, 7/01/32 (Prerefunded)	2,500	2,783,300
Series 01A
5.50%, 7/01/19	500	495,835
Series 03A
5.25%, 7/01/23	500	463,255
Puerto Rico Govt Dev Bank Series 06B
5.00%, 12/01/15	500	489,665
Puerto Rico HFA MFHR
5.00%, 12/01/17	1,855	1,921,557
5.00%, 12/01/17 (Prerefunded)	3,015	3,374,056
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	385	394,656
Puerto Rico Hwy & Trnsp Auth FSA
5.00%, 7/01/32	2,015	1,894,443
5.00%, 7/01/32 (Prerefunded)	1,385	1,541,948

Puerto Rico Ind Tour Edl Med (Ascension Health) Series 00A
6.125%, 11/15/30	1,500	1,536,210
Univ of Puerto Rico
5.00%, 6/01/18	1,855	1,801,873

		28,826,851

Texas - 0.8%
Texas Turnpike Auth (Texas Turnpike) AMBAC Series 02A
5.50%, 8/15/39	1,750	1,571,745

Total Long-Term Municipal Bonds (cost $203,349,851)		198,847,351

Short-Term Municipal Notes -0.3%
Colorado - 0.3%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog) 0.32%, 9/01/37 (e) (cost $600,000)	600	600,000

Total Investments - 97.9% (cost $203,949,851) (f)		199,447,351
Other assets less liabilities - 2.1%		4,369,042

Net Assets - 100.0%		$203,816,393

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,440	2/12/12	SIFMA	*	3.548%		$81,656
Merrill Lynch	1,000	8/09/26	4.0632%		SIFMA	*	(75,057)

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2009.

(b)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c)	Security is in default and is non-income producing.

(d)	Illiquid security.

(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,042,026 and gross unrealized depreciation of investments was $(9,544,526), resulting in net unrealized depreciation of $(4,502,500).

As of June 30, 2009, the Portfolio held 45.6% of net assets in insured bonds (of this amount 8.2% represents the Portfolio’s holding in pre-refunded insured bonds).

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Glossary:

ACA	- ACA Financial Guaranty Corporation
AMBAC	- Ambac Assurance Corporation
CDA	- Community Development Authority
CDD	- Community Development District
CFD	- Community Facilities District
COP	- Certificate of Participation
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority
ID	- Improvement District
IDA	- Industrial Development Authority/Agency
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
RADIAN	- Radian Asset Assurance Inc.
SFMR	- Single Family Mortgage Revenue
SRF	- State Revolving Fund
USD	- Unified School District

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II Arizona Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

Investments in Securities	Level 1			Level 2	Level 3			Total
Municipal Obligations	$	– 0	–	$198,847,351	$	– 0	–	$198,847,351
Short-Term Municipal Notes		– 0	–	600,000		– 0	–	600,000

		– 0	–	199,447,351		– 0	–	199,447,351
Other Financial Instruments*		– 0	–	(193)		6,792		6,599

Total	$	– 0	–	$199,447,158		$6,792		$199,453,950

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

	Other Financial Instruments
Balance as of 9/30/2008	$(4,415)
Accrued discounts /premiums	– 0	–
Realized gain (loss)	– 0	–
Zheng Change in unrealized appreciation/depreciation	9,582
Net purchases (sales)	– 0	–
Net transfers in and/or out of Level 3	1,625

Balance as of 6/30/09	$6,792

Net change in unrealized appreciation/depreciation from investments held as of 6/30/09	$9,582

AllianceBernstein Municipal Income Fund

II - Massachusetts Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.6%
Long-Term Municipal Bonds - 92.3%
Massachusetts - 68.5%
Boston MA Wtr & Swr Comm
5.00%, 11/01/26	$2,000	$2,112,700
Fall River MA GO FSA
5.00%, 7/15/28	5,085	5,264,195
Massachusetts Bay Trnsp Auth Series 04A
5.25%, 7/01/21 (Prerefunded)	2,000	2,299,820
Massachusetts Dev Fin Agy Series 99B
6.75%, 7/01/30 (Prerefunded)	3,350	3,486,981
Massachusetts Dev Fin Agy (Boston Architectural College) ACA
5.00%, 1/01/27	1,750	1,261,505
Massachusetts Dev Fin Agy (Brandeis Univ)
5.00%, 10/01/26 - 10/01/27	3,300	3,394,085
Massachusetts Dev Fin Agy (MA Biomedical Research Corp.) Series 00C
6.25%, 8/01/20	3,000	3,098,640
Massachusetts Dev Fin Agy (Massachusetts Clg of Pharmacy) ASSURED GTY Series 05D
5.00%, 7/01/24	3,500	3,618,755
Massachusetts Dev Fin Agy (Massachusetts St)
5.00%, 9/01/21 - 9/01/22	6,000	6,525,600
Massachusetts Ed Fin Auth (Massachusetts Student Ln Prog) MBIA Series 00G
6.00%, 12/01/16	775	767,661
Massachusetts GO AMBAC
5.00%, 5/01/23	2,635	2,691,284
FSA Series 05A
5.00%, 3/01/17	5,000	5,464,500

Series 02C
5.25%, 11/01/30 (Prerefunded)	3,075	3,425,796
Massachusetts HFA MFHR (Massachusetts HFA) AMBAC Series 95E
6.00%, 7/01/41	4,125	4,128,424
MBIA Series 00H
6.65%, 7/01/41	4,635	4,664,710
Massachusetts Hlth & Ed Facs Auth
5.75%, 7/01/32 (Prerefunded)	3,835	4,233,150
6.00%, 7/01/31 (Prerefunded)	545	613,027
FGIC
5.00%, 5/15/25 (Prerefunded)	80	87,381
MBIA Series 02C
5.25%, 10/01/31 (Prerefunded)	6,440	7,135,262
Series 00E
6.75%, 7/01/30 (Prerefunded)	4,245	4,472,362
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys) RADIAN Series 01E
5.70%, 10/01/25	4,000	3,585,440
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare) RADIAN Series 01C
5.25%, 11/15/31	2,600	1,823,536
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
5.375%, 7/01/25	1,000	954,090
Massachusetts Hlth & Ed Facs Auth (Covenant Health Sys)
6.00%, 7/01/31	1,955	1,894,727
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
5.25%, 11/15/23	2,000	2,216,520
Massachusetts Hlth & Ed Facs Auth (Massachusetts Inst of Tech)
5.75%, 7/01/26	6,500	7,346,300
Massachusetts Hlth & Ed Facs Auth (Milford Reg Med Ctr)
5.00%, 7/15/22	1,220	953,772
Massachusetts Hlth & Ed Facs Auth (New England Medical Ctr Hosp) FGIC
5.00%, 5/15/25	1,920	1,508,947
Massachusetts Hlth & Ed Facs Auth (Partners Healthcare Sys)
5.00%, 7/01/27	2,000	2,005,200
5.75%, 7/01/32	165	167,661
Massachusetts Hlth & Ed Facs Auth (Woods Hole Oceanographic)
5.25%, 6/01/26	1,905	1,959,464
5.375%, 6/01/27	3,060	3,154,799

Massachusetts Ind Fin Agy (Heights Crossing Proj) FHA Series 95
6.15%, 2/01/35	6,000	5,826,780
Massachusetts Port Auth (US Airways) MBIA Series 96A
5.875%, 9/01/23	2,000	1,497,260
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax) MBIA Series 05A
5.00%, 8/15/19	7,000	7,501,130
Massachusetts Spl Obl (Massachusetts Fed Hwy Grant) FSA Series 05A
5.00%, 6/01/23	1,500	1,543,920
Massachusetts Wtr Poll Abatmnt
5.00%, 8/01/20 - 8/01/24	3,125	3,394,182
5.00%, 8/01/24 (Prerefunded)	4,875	5,571,589
Springfield MA GO
5.00%, 8/01/19	3,000	3,206,310
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
5.00%, 5/01/26 - 5/01/27	6,000	6,019,280

		130,876,745

Alabama - 0.0%
Hlth Care Auth Baptist Hlth AL ASSURED GTY Series B
4.00%, 11/15/37 (a)(b)	25	25,000

Arizona - 1.2%
Dove Mountain Resort CFD AZ Series 2001
6.75%, 12/01/16	345	242,645
Goodyear AZ IDA (Litchfield Park Svc Company) Series 01
6.75%, 10/01/31	1,160	1,033,258
Stoneridge CFD AZ Series 01
6.75%, 7/15/26	1,265	1,046,965

		2,322,868

California - 2.2%
California Statewide CDA (Enloe Med Ctr)
5.50%, 8/15/23	360	349,668
6.25%, 8/15/28	1,055	1,085,890
Southern CA Pub Pwr Auth
5.00%, 7/01/23	2,800	2,842,252

		4,277,810

Colorado - 0.2%
Murphy Creek Met Dist Co. Series 06
6.00%, 12/01/26	500	346,865

District Of Columbia - 2.0%
District of Columbia Tax Incr
5.25%, 12/01/26	3,575	3,847,987

Florida - 0.9%
Crossings at Fleming Is CDD FL Series 00C
7.10%, 5/01/30	1,750	1,392,720
Fiddlers Creek CDD FL Series 02A
6.875%, 5/01/33 (c)(d)	365	181,496
Series 02B
6.625%, 5/01/33 (c)(d)	155	77,065

		1,651,281

Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B
5.60%, 1/01/30	500	380,065

Illinois - 0.3%
Bolingbrook IL Sales Tax
6.25%, 1/01/24 (e)	500	256,395
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A
5.95%, 3/01/28	390	281,436

		537,831

Nevada - 0.7%
Clark Cnty NV SID No.142 (Clark Cnty NV SID No.142 Mtns Edg) Series 03
6.10%, 8/01/18	955	809,878
Nevada GO Series 2007B
5.00%, 12/01/25	620	615,177

		1,425,055

New York - 2.0%
New York NY GO Series 06
5.00%, 6/01/22	1,085	1,109,087
Series 2007
5.00%, 1/01/23	2,600	2,647,086

		3,756,173

Ohio - 1.9%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,450	3,652,619

Pennsylvania - 0.2%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 07A
5.00%, 11/15/17	350	281,270

Puerto Rico - 10.5%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	850	839,707
Series 08WW
5.375%, 7/01/23	2,065	2,057,959
XLCA Series 02-1
5.25%, 7/01/22 (Prerefunded)	3,200	3,606,880
Puerto Rico GO Series 01A
5.50%, 7/01/19	500	495,835
Series 06A
5.25%, 7/01/22	500	467,685
Puerto Rico Govt Dev Bank Series 06B
5.00%, 12/01/15	500	489,665
Puerto Rico HFA MFHR
5.00%, 12/01/20	695	710,380
5.00%, 12/01/20 (Prerefunded)	1,045	1,169,449
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	465	476,662
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) FGIC Series 03
5.25%, 7/01/14	4,225	4,247,562
FGIC Series 03G
5.25%, 7/01/14	4,410	4,354,081
Puerto Rico Mun Fin Agy (Puerto Rico GO) Series 05A
5.25%, 8/01/23	275	251,842
Univ of Puerto Rico Series 06Q
5.00%, 6/01/19	1,025	952,440

		20,120,147

Texas - 0.8%
San Antonio TX Elec & Gas
5.00%, 2/01/22	1,490	1,557,765

Washington - 0.7%
Washington St GO FSA
5.00%, 7/01/28	1,245	1,271,444

Total Long-Term Municipal Bonds (cost $175,934,099)		176,330,925

Short-Term Municipal Notes - 5.3%
Massachusetts - 5.3%
Massachusetts Dev Fin Agy (Boston University)
0.27%, 10/01/42 (f)	1,500	1,500,000
Massachusetts Dev Fin Agy (Holy Cross College)
0.27%, 9/01/37 (f)	2,100	2,100,000
Massachusetts GO Series 00A
0.33%, 12/01/30 (f)	1,300	1,300,000
Series 00B
0.30%, 12/01/30 (f)	900	900,000
Massachusetts Hlth & Ed Facs Auth (Massachusetts Hlth Cap Asset) Series E
0.30%, 1/01/35 (f)	2,000	2,000,000
Massachusetts Hlth & Ed Facs Auth (Northeastern Univ) Series 2008
0.27%, 10/01/35 (f)	2,400	2,400,000

Total Short-Term Municipal Notes (cost $10,200,000)		10,200,000

Total Investments - 97.6% (cost $186,134,099) (g)		186,530,925
Other assets less liabilities - 2.4%		4,493,133

Net Assets - 100.0%		$191,024,058

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$8,000	12/01/17	SIFMA	*	3.7920%	$517,136
Merrill Lynch	5,100	10/01/16	SIFMA	*	4.1475%	489,556

(a)	Variable rate coupon, rate shown as of June 30, 2009.

(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2009 and the aggregate market value of these securities amounted to $25,000 or 0.0% of net assets.

(c)	Security is in default and is non-income producing.

(d)	Illiquid security.

(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2009.

(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,998,316 and gross unrealized depreciation of investments was $(5,601,490), resulting in net unrealized appreciation of $396,826.

As of June 30, 2009, the Portfolio held 36.6% of net assets in insured bonds (of this amount 5.7% represents the Portfolio’s holding in pre-refunded insured bonds).

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Glossary:

ACA	- ACA Financial Guaranty Corporation
AMBAC	- Ambac Assurance Corporation
ASSURED GTY	- Assured Guaranty Ltd.
CDA	- Community Development Authority
CDD	- Community Development District
CFD	- Community Facilities District
FGIC	- Financial Guaranty Insurance Company
FHA	- Federal Housing Administration
FSA	- Financial Security Assurance Inc.
GO	- General Obligation
HFA	- Housing Finance Authority
IDA	- Industrial Development Authority/Agency
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
RADIAN	- Radian Asset Assurance Inc.
SSA	- Special Services Area
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II Massachusetts Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

Investments in Securities	Level 1			Level 2	Level 3			Total
Municipal Obligations	$	– 0	–	$176,330,925	$	– 0	–	$176,330,925
Short-Term Municipal Notes		– 0	–	10,200,000		– 0	–	10,200,000

		– 0	–	186,530,925		– 0	–	186,530,925
Other Financial Instruments*		– 0	–	(8,016)		1,014,708		1,006,692

Total	$	– 0	–	$186,522,909		$1,014,708		$187,537,617

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

	Other Financial Instruments
Balance as of 9/30/2008	$470,486
Accrued discounts /premiums	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	488,606
Net purchases (sales)	– 0	–
Net transfers in and/or out of Level 3	55,616

Balance as of 6/30/09	$1,014,708

Net change in unrealized appreciation/depreciation from investments held as of 6/30/09	$488,606

AllianceBernstein Municipal Income Fund

II - Michigan Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.3%
Long-Term Municipal Bonds - 96.4%
Michigan - 64.3%
Allen Park MI Pub SD GO Q-SBLF Series 03
5.00%, 5/01/16 - 5/01/22 (Prerefunded)	$8,630	$9,658,264
Cedar Springs MI SD GO Q-SBLF Series 03
5.00%, 5/01/28 (Prerefunded)	1,835	2,060,870
Detroit MI GO AMBAC Series 04A-1
5.25%, 4/01/22	1,330	1,109,127
Detroit MI SD GO FSA Series 01A
5.125%, 5/01/31 (Prerefunded)	2,900	3,207,748
Detroit MI Wtr Supply Sys FGIC Series 01B
5.50%, 7/01/33 (Prerefunded)	3,550	3,886,327
FSA Series 2006A
5.00%, 7/01/24	1,885	1,869,298
Dexter Cmnty Sch MI GO
5.00%, 5/01/25	4,500	4,589,730
Genesee Cnty MI Wtr Supply GO AMBAC Series 04
5.00%, 11/01/26	3,000	2,989,470
Kalamazoo MI Fin Auth FGIC Series 94A
9.438%, 6/01/11 (a)	560	564,054
Kent MI Hosp Fin Auth (Kent Metropolitan Hospital) Series 05A
5.75%, 7/01/25	210	160,012
Lansing MI Brd Wtr & Lt (Lansing MI Brd Wtr & Lt MI) FSA Series 03A
5.00%, 7/01/25	2,200	2,259,092
Michigan HDA MFHR (Arbor Pointe Apts) GNMA Series 99
5.40%, 6/20/40	1,810	1,811,611

Michigan HDA MFHR (Danbury Manor Apts) FNMA Series 02A
5.30%, 6/01/35 (b)	2,490	2,492,191
Michigan HDA MFHR (Michigan HDA) AMBAC Series 97A
6.10%, 10/01/33	1,795	1,737,057
GNMA Series 02A
5.50%, 10/20/43	1,950	1,865,935
Michigan Hgr Ed Fac Auth (Hope College) Series 02A
5.90%, 4/01/32	1,465	1,391,135
Michigan Hgr Ed Stud Loan Auth (Michigan Hgr Ed Stud Loan Prog) AMBAC Series 17G
5.20%, 9/01/20	3,500	3,215,450
Michigan Highway Fed Grant FSA
5.25%, 9/15/26	3,500	3,534,510
Michigan Hosp Fin Auth
5.00%, 5/15/25 (Prerefunded)	415	469,992
Michigan Hosp Fin Auth (Crittenton Hosp Medical Ctr) Series 02A
5.625%, 3/01/27	1,250	1,108,275
Michigan Hosp Fin Auth (Trinity Health Credit Group) Series 00A
6.00%, 12/01/27	1,485	1,574,991
Michigan Strategic Fund (Detroit Edison Company) XLCA Series 02C
5.45%, 12/15/32	3,000	2,426,880
Michigan Strategic Fund (Friendship Associates) GNMA Series 02 A
5.20%, 12/20/22	3,000	3,039,090
Michigan Trunk Line Spl Tax FSA Series 01A
5.25%, 11/01/30 (Prerefunded)	4,000	4,363,640
North Muskegon SD MI GO Q-SBLF Series 03
5.25%, 5/01/28 (Prerefunded)	1,500	1,698,465
Olivet Comnty Schs MI GO Q-SBLF Series 02
5.125%, 5/01/28 (Prerefunded)	1,065	1,195,058
Ovid Elsie Area Schools MI GO Q-SBLF Series 02
5.00%, 5/01/25 (Prerefunded)	2,650	2,962,912

Plymouth MI Ed Ctr Charter Sch Series 05
5.125%, 11/01/18	1,050	865,064
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr) Series 00F
6.50%, 7/01/30	870	856,297
Southfield MI Lib Bldg Auth MBIA
5.00%, 5/01/25	3,340	3,448,617

		72,411,162

Arizona - 0.1%
Dove Mountain Resort CFD AZ Series 2001
6.75%, 12/01/16	215	151,214

California - 1.0%
California Hlth Fac Fin Auth (Sutter Health) Series 00A
6.25%, 8/15/35	1,100	1,112,001

District Of Columbia - 2.1%
District of Columbia Tax Incr
5.25%, 12/01/26	2,230	2,400,283

Florida - 2.7%
Crossings at Fleming Is CDD FL Series 00C
7.10%, 5/01/30	1,835	1,460,367
Double Branch CDD FL Series 02A
6.70%, 5/01/34	945	911,717
Fiddlers Creek CDD FL Series 02A
6.875%, 5/01/33 (c)(d)	245	121,826
Series 02B
6.625%, 5/01/33 (c)(d)	105	52,205
No Palm Beach Cnty FL ID #27-B Series 02
6.40%, 8/01/32	730	517,139

		3,063,254

Illinois - 0.6%
Antioch Vilage IL SSA #1 (Antioch IL SSA #1 - Deercrest) Series 03
6.625%, 3/01/33	500	343,620
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A
5.95%, 3/01/28	390	281,436

		625,056

Nevada - 0.6%
Nevada GO Series 2007B
5.00%, 12/01/25	620	615,176

New York - 2.2%
New York NY GO Series 06
5.00%, 6/01/22	680	695,096
Series 2007
5.00%, 1/01/23	1,700	1,730,787

		2,425,883

Ohio - 1.9%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,050	2,170,397

Puerto Rico - 20.9%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	1,000	987,890
Series 08WW
5.375%, 7/01/23	1,120	1,116,181
XLCA Series 02-1
5.25%, 7/01/22 (Prerefunded)	2,500	2,817,875
Puerto Rico GO
5.50%, 8/01/28	3,000	2,923,830
Series 01A
5.50%, 7/01/19	500	495,835
Series 06A
5.25%, 7/01/22	500	467,685
Puerto Rico HFA MFHR
5.00%, 12/01/17	1,215	1,258,594
5.00%, 12/01/17 (Prerefunded)	1,945	2,176,630
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	145	148,637
Puerto Rico HFC SFMR (Puerto Rico HFC) GNMA Series 01B
5.50%, 12/01/23	1,975	1,991,867
GNMA Series 01C
5.30%, 12/01/28	1,760	1,715,578
Puerto Rico Ind Tour Edl Med (Ascension Health) Series 00A
6.125%, 11/15/30	3,000	3,072,420
Puerto Rico Mun Fin Agy (Puerto Rico GO) Series 05A
5.25%, 8/01/23	275	251,842

Puerto Rico Pub Fin Corp MBIA Series 01A
5.00%, 8/01/31 (Prerefunded)	2,875	3,087,807
Univ of Puerto Rico Series 06Q
5.00%, 6/01/19	1,145	1,063,945

		23,576,616

Total Long-Term Municipal Bonds (cost $107,954,776)		108,551,042

Short-Term Municipal Notes - 1.9%
Michigan - 1.9%
Jackson Cnty MI EDC (Vista Grande Villa)
0.20%, 11/01/31 (e)	500	500,000
Southfield MI EDA (Lawrence Tech Univ)
0.35%, 10/01/31 - 2/01/35 (e)	1,635	1,635,000

Total Short-Term Municipal Notes (cost $2,135,000)		2,135,000

Total Investments - 98.3% (cost $110,089,776) (f)		110,686,042
Other assets less liabilities - 1.7%		1,944,145

Net Assets - 100.0%		$112,630,187

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$6,200	10/01/16	SIFMA	*	4.1475%	$595,147

(a)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(b)	Variable rate coupon, rate shown as of June 30, 2009.

(c)	Security is in default and is non-income producing.

(d)	Illiquid security.

(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,995,837 and gross unrealized depreciation of investments was $(3,399,571), resulting in net unrealized appreciation of $596,266.

As of June 30, 2009, the Portfolio held 40.6% of net assets in insured bonds (of this amount 15.9% represents the Portfolio’s holding in pre-refunded insured bonds).

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Glossary:

AMBAC	- Ambac Assurance Corporation
CDD	- Community Development District
CFD	- Community Facilities District
EDA	- Economic Development Agency
EDC	- Economic Development Corporation
FGIC	- Financial Guaranty Insurance Company
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HDA	- Housing Development Authority
HFA	- Housing Finance Authority
HFC	- Housing Finance Corporation
ID	- Improvement District
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
Q-SBLF	- Qualified School Bond Loan Fund
SD	- School District
SFMR	- Single Family Mortgage Revenue
SSA	- Special Services Area
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II Michigan Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

Investments in Securities	Level 1			Level 2	Level 3			Total
Municipal Obligations	$	– 0	–	$108,551,042	$	– 0	–	$108,551,042
Short-Term Municipal Notes		– 0	–	2,135,000		– 0	–	2,135,000

		– 0	–	110,686,042		– 0	–	110,686,042
Other Financial Instruments*		– 0	–	(6,896)		602,043		595,147

Total	$	– 0	–	$110,679,146		602,043		$111,281,189

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

	Other Financial Instruments
Balance as of 9/30/2008	$339,980
Accrued discounts /premiums	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	224,550
Net purchases (sales)	– 0	–
Net transfers in and/or out of Level 3	37,513

Balance as of 6/30/09	$602,043

Net change in unrealized appreciation/depreciation from investments held as of 6/30/09	$224,550

AllianceBernstein Municipal Income Fund

II - Minnesota Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.8%
Long-Term Municipal Bonds - 87.3%
Minnesota - 87.3%
Bemidji MN Hlth Care Fac (North Country Hlth Svc) RADIAN Series 02
5.00%, 9/01/31	$1,500	$1,208,475
Brooklyn Park MN EDA MFHR (Brooks Landing Apts) FNMA Series 99A
5.50%, 7/01/19	1,355	1,327,710
Cass Lake MN ISD #115 GO FGIC
5.00%, 2/01/26	1,760	1,810,283
Chaska MN Elec Sys Series 05A
5.25%, 10/01/25	1,000	1,026,640
Farmington MN ISD #192 GO (Farmington MN ISD) FSA Series 05B
5.00%, 2/01/24	3,875	4,080,491
Golden Valley MN Hlth Fac (Covenant Retirement Cmntys) Series 99A
5.50%, 12/01/29	1,000	785,650
Hennepin Cnty MN Sales Tax (Ballpark Proj)
5.00%, 12/15/23	3,475	3,726,937
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	650	596,680
Metropolitan Council MN GO
5.00%, 3/01/22	5,000	5,370,850
Minneapolis MN CDA Series 01G-3
5.45%, 12/01/31 (Prerefunded)	1,500	1,655,805
Minneapolis MN GO MBIA Series 02
5.25%, 12/01/26	2,000	2,083,240

Minneapolis MN Hlth Care Sys (Fairview Health Svc) AMBAC Series 05D
5.00%, 11/15/30	1,000	867,380
Minneapolis MN MFHR (Bottineau Commons Apts) GNMA Series 02
5.45%, 4/20/43	2,000	1,899,440
Minneapolis MN MFHR (Sumner Field Apts) GNMA Series 02
5.60%, 11/20/43	2,505	2,434,159
Minneapolis-St Paul MN Intl Arpt FGIC Series 00B
6.00%, 1/01/21	3,455	3,476,836
MBIA Series 03A
5.00%, 1/01/28	1,500	1,507,605
Minnesota Agr & Econ Dev Brd MBIA Series 99
5.125%, 2/15/29 (Prerefunded)	4,000	4,145,040
Series 00A
6.375%, 11/15/29 (Prerefunded)	1,700	1,837,785
Minnesota Agr & Econ Dev Brd (Evangelical Lutheran Good Sam) Series 02
6.00%, 2/01/22 - 2/01/27	2,880	2,875,938
Minnesota Agr & Econ Dev Brd (MN Small Business Loan Prog) Series 00D
7.25%, 8/01/20	950	921,196
Minnesota GO
5.00%, 8/01/19 - 6/01/21	4,000	4,449,010
Minnesota HFA SFMR (Minnesota HFA) Series 96F
6.30%, 1/01/28	325	325,975
Series 96G
6.25%, 7/01/26	430	431,600
Series 98H
6.05%, 7/01/31	1,345	1,349,586
Minnesota Hgr Ed Fac Auth Series 00-5D
6.75%, 5/01/26 (Prerefunded)	1,000	1,048,660
Minnesota Hgr Ed Fac Auth (Hamline Univ) Series 99-5B
6.00%, 10/01/29	1,250	1,105,813
Minnesota Hgr Ed Fac Auth (St. Catherine College)
5.375%, 10/01/32	1,000	819,600

Minnesota Hgr Ed Fac Auth (Univ of St Thomas MN) Series 04-5
5.00%, 10/01/24	1,000	1,011,860
5.25%, 10/01/34	1,000	995,760
Minnesota Mun Pwr Agy Elec
5.25%, 10/01/21	3,000	3,114,330
Series 04A
5.25%, 10/01/24	500	512,595
Minnetonka MN MFHR (Archer Heights Apts) GNMA Series 99A
5.30%, 1/20/27	1,620	1,573,150
No St Paul Maplewd MN ISD #622 FSA
5.00%, 8/01/20	3,425	3,747,258
Prior Lake MN ISD #719 GO FSA Series 05B
5.00%, 2/01/23	3,350	3,541,386
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr) Series 04
5.10%, 9/01/25	600	549,234
Shoreview MN MFHR (Lexington Apts) GNMA Series 01A
5.55%, 8/20/42	1,445	1,394,035
St. Cloud MN Hosp FSA Series 00A
5.875%, 5/01/30	3,750	3,799,575
St. Paul MN Hsg & Redev Auth (Block 19 Ramp Parking Proj) FSA Series 02A
5.35%, 8/01/29	3,075	3,106,427
St. Paul MN Hsg & Redev Auth (Healtheast) Series 05
6.00%, 11/15/25	500	413,545
St. Paul MN Port Auth Lease (St. Paul MN Port Lease off Bldg) Series 02
5.25%, 12/01/27	1,725	1,779,596
Series 03
5.00%, 12/01/23	1,000	1,035,880
St. Paul MN Rec Facs (Highland National Proj)
5.00%, 10/01/20 - 10/01/25	2,750	2,918,265
Waconia MN Hlth Fac RADIAN Series 99A
6.125%, 1/01/29 (Prerefunded)	3,415	3,501,673

Western MN Mun Pwr Agy FSA
5.00%, 1/01/17	700	748,167
MBIA Series 03A
5.00%, 1/01/26 - 1/01/30	3,100	3,115,066
White Bear Lake MN MFHR (Renova Partners Proj) FNMA Series 01
5.60%, 10/01/30	1,000	993,760
Willmar MN GO FSA Series 02
5.00%, 2/01/32	2,000	2,014,220

Total Long-Term Municipal Bonds (cost $92,331,415)		93,034,166

Short-Term Municipal Notes - 10.5%
Minnesota - 10.3%
Arden Hills MN Hsg & Hlth (Presbyterian Homes)
0.25%, 9/01/29 (a)	300	300,000
Cohasset MN PCR (Minnesota Pwr & Light Co.)
0.40%, 6/01/20 (a)	3,000	3,000,000
Coon Rapids MN Hosp (Health Central Sys)
0.25%, 8/01/15 (a)	3,000	3,000,000
Dakota Cnty MN CDA (Catholic Finance Corp.)
0.22%, 1/01/12 (a)	1,200	1,200,000
Minneapolis MN (Guthrie Theater Fndtn)
0.22%, 10/01/23 (a)	1,700	1,700,000
Minneapolis MN MFHR
0.22%, 11/01/31 (a)	1,105	1,105,000
Roseville MN Hlth (Presbyterian Homes Care Ctr)
0.25%, 10/01/29 (a)	700	700,000

		11,005,000

Florida - 0.2%
Jacksonville FL Hlth Facs Auth (Baptist Hospitals)
0.32%, 8/15/27 (a)	200	200,000

Total Short-Term Municipal Notes (cost $11,205,000)		11,205,000

Total Investments - 97.8% (cost $103,536,415) (b)		104,239,166
Other assets less liabilities - 2.2%		2,300,736

Net Assets - 100.0%		$106,539,902

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,500	8/01/16	SIFMA	*	4.0710%	$306,665

(a)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(b)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,298,700 and gross unrealized depreciation of investments was $(1,595,949), resulting in net unrealized appreciation of $702,751.

As of June 30, 2009, the Portfolio held 40.1% of net assets in insured bonds (of this amount 7.2% represents the Portfolio’s holding in pre-refunded insured bonds).

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Glossary:

AMBAC	- Ambac Assurance Corporation
CDA	- Community Development Authority
EDA	- Economic Development Agency
FGIC	- Financial Guaranty Insurance Company
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority
ISD	- Independent School District
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
PCR	- Pollution Control Revenue Bond
RADIAN	- Radian Asset Assurance Inc.
SFMR	- Single Family Mortgage Revenue

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II Minnesota Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

Investments in Securities	Level 1			Level 2	Level 3			Total
Municipal Obligations	$	– 0	–	$93,034,166	$	– 0	–	$93,034,166
Short-Term Municipal Notes		– 0	–	11,205,000		– 0	–	11,205,000

		– 0	–	104,239,166		– 0	–	104,239,166
Other Financial Instruments*		– 0	–	(2,430)		309,095		306,665

Total	$	– 0	–	$104,236,736		$309,095		$104,545,831

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

	Other Financial Instruments
Balance as of 9/30/2008	$166,334
Accrued discounts /premiums	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	126,513
Net purchases (sales)	– 0	–

Net transfers in and/or out of Level 3	16,248
Balance as of 6/30/09	$309,095

Net change in unrealized appreciation/depreciation from investments held as of 6/30/09 *	$126,513

*	The unrealized depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

AllianceBernstein Municipal Income Fund

II-New Jersey Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 93.2%
New Jersey - 74.7%
Bergen Cnty NJ Impt Auth (Bergen Cnty NJ GO)
5.00%, 12/15/17	$3,755	$4,254,453
Bergen Cnty NJ Impt Auth (Wyckoff Twnj NJ Brd Ed GO) Series 05
5.00%, 4/01/25	1,555	1,624,182
Higher Ed Student Assist NJ MBIA Series 00A
6.15%, 6/01/19	705	705,698
Hoboken NJ Parking Auth AMBAC Series 01A
5.30%, 5/01/27 (Prerefunded)	3,700	4,065,190
Lafayette Yard NJ CDC MBIA Series 00
5.80%, 4/01/35 (Prerefunded)	2,100	2,203,719
Landis NJ Swr Auth FGIC Series 93
9.535%, 9/19/19 (a)	2,950	3,251,077
Middlesex Cnty NJ Impt Auth MFHR (Skyline Tower Apts) FNMA Series 01
5.25%, 7/01/21	750	754,343
Morris-Union NJ Jt Comm COP RADIAN Series 04
5.00%, 5/01/24	1,790	1,637,116
New Jersey Ed Fac Auth
5.00%, 7/01/23 (Prerefunded)	280	322,050
AMBAC Series 01D
5.00%, 7/01/31 (Prerefunded)	1,000	1,075,180
AMBAC Series 02A
5.125%, 9/01/22 (Prerefunded)	2,500	2,800,175
FGIC Series 04E
5.00%, 7/01/28 (Prerefunded)	1,000	1,133,060
New Jersey Ed Fac Auth (Princeton Univ)
5.00%, 7/01/23	3,200	3,388,032

New Jersey Ed Fac Auth (Richard Stockton College)
5.50%, 7/01/23	3,500	3,690,155
New Jersey EDA Series 04-I
5.25%, 9/01/24 (Prerefunded)	2,510	2,898,146
New Jersey EDA (Hackensack Water Company) MBIA Series 94B
5.90%, 3/01/24	4,000	3,745,320
New Jersey EDA (Jersey Gardens Mall) Series 98B
6.50%, 4/01/28	4,500	3,792,195
New Jersey EDA (Masonic Charity Foundation NJ) Series 01
5.50%, 6/01/31	1,000	935,970
Series 02
5.25%, 6/01/24	540	521,041
New Jersey EDA (New Jersey American Water Co.) FGIC
6.875%, 11/01/34	5,000	5,000,250
New Jersey EDA (New Jersey Lease Liberty St Pk) Series A
5.00%, 3/01/24	1,500	1,499,895
New Jersey EDA (New Jersey Lease Sch Fac) FSA
5.00%, 9/01/22	3,540	3,568,072
Series 05
5.25%, 3/01/25	3,300	3,388,968
New Jersey EDA (NUI Corporation) ACA Series 98A
5.25%, 11/01/33	2,200	1,794,694
New Jersey EDA (Public Service Elec & Gas) MBIA Series 94A
6.40%, 5/01/32	5,000	5,006,300
New Jersey Hlth Care Fac Fin Auth
5.75%, 7/01/25 (Prerefunded)	900	1,014,669
RADIAN Series 04A
5.25%, 7/01/23	2,085	2,248,255
New Jersey Hlth Care Fac Fin Auth (AHS Hospital Corp.) Series 08
5.125%, 7/01/22	1,000	976,380

New Jersey Hlth Care Fac Fin Auth (Atlantic City Med Ctr)
5.75%, 7/01/25	975	976,843
New Jersey Hlth Care Fac Fin Auth (Bayshore Community Hospital) RADIAN Series 02
5.125%, 7/01/32	9,250	6,071,792
New Jersey Hlth Care Fac Fin Auth (House of Good Shepherd) RADIAN Series 01A
5.20%, 7/01/31	1,350	903,987
New Jersey Hlth Care Fac Fin Auth (Kennedy Health Sys) Series 01
5.625%, 7/01/31	2,700	2,591,460
New Jersey Hlth Care Fac Fin Auth (Newton Memorial Hospital) FSA Series 01
5.00%, 7/01/26	1,500	1,505,550
New Jersey Hlth Care Fac Fin Auth (Palisades Med Ctr of New York) ACA Series 99
5.25%, 7/01/28	1,000	662,980
New Jersey Hlth Care Fac Fin Auth (Robert Wood Johnson Univ Hosp) Series 00
5.75%, 7/01/31	3,350	3,288,494
New Jersey Hlth Care Fac Fin Auth (Southern Ocean Cnty Hosp) RADIAN Series 01
5.125%, 7/01/31	4,500	3,646,305
New Jersey Hsg & Mtg Agy MFHR (New Jersey Hsg & Mtg Fin Agy) FSA Series 00A1
6.35%, 11/01/31	2,000	2,005,480
New Jersey Trnsp Trust Fd Auth Series 03C
5.50%, 6/15/24 (Prerefunded)	3,750	4,304,925
New Jersey Trnsp Trust Fd Auth (New Jersey Transn Grant Antic) FGIC Series 06A
5.00%, 6/15/18	3,400	3,510,534
Newark NJ Hsg Auth Panynj Term MBIA Series 04
5.25%, 1/01/21 - 1/01/22 (Prerefunded)	3,580	4,065,305
North Hudson Swr Auth NJ MBIA Series 01A
Zero Coupon, 8/01/24	12,340	5,259,555
Port Authority of NY & NJ FGIC Series 02
5.25%, 5/15/37	2,500	2,304,475

Port Authority of NY & NJ (JFK Airport Intl Arrival Term) MBIA Series 97-6
5.75%, 12/01/22	7,675	6,546,852
Rutgers State Univ NJ GO
5.00%, 5/01/30	1,000	1,030,460
Salem Cnty NJ Poll Cntl Fin Auth PSEG Power LLC (Marine Terminal Rev. Bonds) Series 01A
5.75%, 4/01/31	1,500	1,252,605
South Jersey Port Corp. NJ
5.20%, 1/01/23	1,000	939,190
Union Cnty NJ Impt Auth (Union Cnty NJ GO) MBIA Series 03A
5.25%, 8/15/23	2,885	2,914,542

		121,075,919

Alabama - 0.0%
Hlth Care Auth Baptist Hlth AL ASSURED GTY Series B
4.00%, 11/15/37 (b)(c)	25	25,000

Arizona - 0.1%
Dove Mountain Resort CFD AZ Series 2001
6.75%, 12/01/16	310	218,029

California - 1.0%
California Statewide CDA (Enloe Med Ctr)
5.50%, 8/15/23	400	388,520
6.25%, 8/15/28	1,165	1,199,111

		1,587,631

District Of Columbia - 2.0%
District of Columbia Tax Incr
5.25%, 12/01/26	3,070	3,304,425

Florida - 2.6%
Crossings at Fleming Is CDD FL Series 00C
7.10%, 5/01/30	2,500	1,989,600
Double Branch CDD FL Series 02A
6.70%, 5/01/34	935	902,069
Fiddlers Creek CDD FL Series 02A
6.875%, 5/01/33 (d)(e)	360	179,010
Series 02B
6.625%, 5/01/33 (d)(e)	150	74,579
Hammock Bay CDD FL Series 04A
6.15%, 5/01/24	210	165,694

No Palm Beach Cnty FL ID #27-B Series 02
6.40%, 8/01/32	1,215	860,718

		4,171,670

Guam - 0.3%
Guam Wtrworks Auth COP Series 05
6.00%, 7/01/25	500	443,560

Illinois - 0.2%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A
5.95%, 3/01/28	545	393,289

New York - 0.6%
New York NY GO Series 06
5.00%, 6/01/22	950	971,090

Ohio - 2.2%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,000	3,176,190
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 04A
7.125%, 8/01/25	500	418,140

		3,594,330

Pennsylvania - 1.2%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 07A
5.00%, 11/15/17	420	337,525
Delaware River Toll Brdg Auth PA Series 03
5.00%, 7/01/28	1,625	1,629,647

		1,967,172

Puerto Rico - 6.3%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	900	889,101
Series 08WW
5.375%, 7/01/23	2,165	2,157,617
Puerto Rico GO Series 01A
5.50%, 7/01/19	500	495,835
Series 04A
5.25%, 7/01/19	710	685,903
Series 06A
5.25%, 7/01/22	500	467,685
Puerto Rico HFA MFHR
5.00%, 12/01/17	1,310	1,357,003
5.00%, 12/01/17 (Prerefunded)	2,355	2,635,457

Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	305	312,649
Univ of Puerto Rico Series 06Q
5.00%, 6/01/20	1,260	1,150,468

		10,151,718

Texas - 1.4%
Camino Real Regl Mob Auth
5.00%, 2/15/22	905	841,524
San Antonio TX Elec & Gas
5.00%, 2/01/22	1,300	1,359,124

		2,200,648

Virginia - 0.6%
Broad Street CDA VA Series 03
7.50%, 6/01/33	1,200	960,576

Total Long-Term Municipal Bonds (cost $157,605,129)		151,065,057

Short-Term Municipal Notes - 5.0%
New Jersey - 2.5%
New Jersey EDA (NUI Corporation Project)
0.12%, 6/01/26 (f)	500	500,000
New Jersey EDA (School Const Prog)
0.20%, 9/01/31 (f)	300	300,000
New Jersey Hlth Care Fac Fin Auth (Robert Wood Johnson Univ Hosp)
0.22%, 7/01/23 (f)	1,455	1,455,000
New Jersey Hlth Care Fac Fin Auth (Southern Ocean Cnty Hosp)
0.27%, 7/01/36 (f)	1,000	1,000,000
Rutgers State Univ NJ GO
0.25%, 5/01/39 (f)	700	700,000

		3,955,000

New York - 2.5%
Port Authority of NY & NJ
0.27%, 6/01/20 (f)	4,100	4,100,000

Total Short-Term Municipal Notes (cost $8,055,000)		8,055,000

Total Investments - 98.2% (cost $165,660,129) (g)		159,120,057
Other assets less liabilities - 1.8%		2,864,188

Net Assets - 100.0%		$161,984,245

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,000	10/21/16	SIFMA	*	4.1285%	$278,452

(a)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(b)	Variable rate coupon, rate shown as of June 30, 2009.

(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2009 and the aggregate market value of these securities amounted to $25,000 or 0.0% of net assets.

(d)	Security is in default and is non-income producing.

(e)	Illiquid security.

(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,762,889 and gross unrealized depreciation of investments was $(10,302,961), resulting in net unrealized depreciation of $(6,540,072).

As of June 30, 2009, the Portfolio held 47.9% of net assets in insured bonds (of this amount 10.9% represents the Portfolio’s holding in pre-refunded insured bonds).

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Glossary:

ACA	- ACA Financial Guaranty Corporation
AMBAC	- Ambac Assurance Corporation
ASSURED GTY	- Assured Guaranty Ltd.
CDA	- Community Development Authority
CDD	- Community Development District
CFD	- Community Facilities District
COP	- Certificate of Participation
EDA	- Economic Development Agency
FGIC	- Financial Guaranty Insurance Company
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GO	- General Obligation
HFA	- Housing Finance Authority
ID	- Improvement District
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
RADIAN	- Radian Asset Assurance Inc.
SSA	- Special Services Area

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II New Jersey Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

Investments in Securities	Level 1			Level 2	Level 3			Total
Municipal Obligations	$	– 0	–	$151,065,057	$	– 0	–	$151,065,057
Short-Term Municipal Notes		– 0	–	8,055,000		– 0	–	8,055,000

		– 0	–	159,120,057		– 0	–	159,120,057
Other Financial Instruments*		– 0	–	(2,550)		281,002		278,452

Total	$	– 0	–	$159,117,507		$281,002		$159,398,509

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

	Other Financial Instruments
Balance as of 9/30/2008	$156,181
Accrued discounts /premiums	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	108,996
Net purchases (sales)	– 0	–
Net transfers in and/or out of Level 3	15,825

Balance as of 6/30/09	$281,002

Net change in unrealized appreciation/depreciation from investments held as of 6/30/09	$108,996

AllianceBernstein Municipal Income Fund

II - Ohio Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.7%
Long-Term Municipal Bonds - 96.8%
Ohio - 82.5%
Akron OH GO MBIA Series 02
5.00%, 12/01/23	$1,000	$1,010,230
Brookville OH Local SD GO FSA Series 03
5.00%, 12/01/26 (Prerefunded)	2,000	2,274,240
Canton OH SD GO MBIA Series 04B
5.00%, 12/01/22 - 12/01/23	2,150	2,184,504
Central OH Solid Wst Auth AMBAC Series 04B
5.00%, 12/01/21	2,035	2,146,070
Cincinnati OH Tech College AMBAC Series 02
5.00%, 10/01/28	5,000	4,583,650
Cleveland OH GO AMBAC Series 04
5.25%, 12/01/24 (Prerefunded)	1,200	1,385,460
MBIA Series 02
5.25%, 12/01/27 (Prerefunded)	4,380	4,946,203
Cleveland OH Pub Pwr Sys FGIC Series 06A
5.00%, 11/15/18	2,165	2,233,414
Cleveland OH Wtrworks MBIA
5.00%, 1/01/23	2,500	2,638,825
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,500	2,646,825
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 04A
7.125%, 8/01/25	500	418,140
Columbus OH SD GO FGIC Series 03
5.00%, 12/01/24 - 12/01/25 (Prerefunded)	4,730	5,324,561

Cuyahoga Cnty OH GO RADIAN Series 04
5.00%, 11/15/19	1,850	1,746,844
Cuyahoga Cnty OH Hosp (UHHS/CSAHS Cuyahoga & Canton) Series 00
7.50%, 1/01/30	1,900	1,825,292
Cuyahoga Cnty OH MFHR (Longwood Apts) GNMA Series 01
5.60%, 1/20/43	3,620	3,518,604
Cuyahoga Cnty OH Port Auth (University Square Proj) Series 01
7.35%, 12/01/31	2,000	1,794,860
Cuyahoga OH CCD
5.00%, 8/01/24	1,545	1,595,568
Dayton OH Arpt (James M Cox Dayton Intl Arpt) RADIAN Series 03A
5.00%, 12/01/23	1,280	1,291,008
Dayton OH SD COP Series 03
6.00%, 12/01/19 - 12/01/21	3,040	3,187,033
Delaware OH SD GO MBIA Series 04
5.00%, 12/01/19	1,340	1,411,797
Dublin OH SD GO FSA Series 03
5.00%, 12/01/22	1,500	1,567,965
Erie Cnty OH Hosp (Firelands Regional Med Ctr) Series 02A
5.625%, 8/15/32	1,500	1,231,170
Fairfield Cnty OH Hosp Fac (Fairfield Med Ctr) RADIAN Series 03
5.00%, 6/15/24	1,000	822,900
Franklin Cnty OH (Oclc Online Comp Lib Ctr, Inc.) Series 98A
5.20%, 10/01/20	2,800	2,800,084
Franklin Cnty OH MFHR (Agler Green Apts) GNMA Series 02A
5.65%, 5/20/32	770	769,946
5.80%, 5/20/44	1,150	1,158,625
Greater Cleveland RTA OH (Gtr Cleveland Trnsp Spl Tax) MBIA Series 04
5.00%, 12/01/24	1,350	1,361,380

Grove City OH AD (Pinnacle Club AD) Series A
6.00%, 12/01/22	1,979	1,491,651
Hamilton Cnty Conv Fac Auth OH (Hamilton Cnty OH) FGIC Series 04
5.00%, 12/01/23	1,330	1,359,499
Hamilton Cnty OH Sales Tax AMBAC Series B
5.25%, 12/01/32	2,660	2,589,962
5.25%, 12/01/32 (Prerefunded)	9,425	10,011,518
Hamilton OH SD GO MBIA
5.00%, 12/01/24	1,000	1,031,900
Lucas Cnty OH Hlth Fac MFHR (Altenheim Proj) GNMA Series 99
5.50%, 7/20/40	3,200	3,202,976
Madeira OH City SD GO MBIA Series 04
5.00%, 12/01/22 - 12/01/23 (Prerefunded)	2,665	3,043,110
Oak Hills OH Local SD GO FSA Series 05
5.00%, 12/01/25	1,000	1,047,330
Ohio Bldg Auth (Ohio Lease Adult Corr Fac) FSA Series 05A
5.00%, 4/01/24	1,500	1,557,405
MBIA Series 04A
5.00%, 4/01/22	2,975	3,095,517
Ohio GO Series 04A
5.00%, 6/15/22	3,000	3,135,990
Ohio HFA SFMR (Ohio HFA) GNMA Series 02
5.375%, 9/01/33	1,380	1,275,534
GNMA Series 02-A2
5.60%, 9/01/34	150	142,807
GNMA Series 02-A3
5.50%, 9/01/34	750	747,097
Ohio Hgr Edl Fac Commn (Denison Univ) Series 04
5.00%, 11/01/21 - 11/01/24	3,440	3,556,447
Ohio State Univ MBIA Series 04
5.00%, 12/01/22	1,950	1,992,393

Ohio Swr & Solid Wst Fac (Anheuser-Busch Companies, Inc.) Series 01
5.50%, 11/01/35	3,000	2,455,770
Ohio Wtr Dev Auth (Anheuser-Busch Companies, Inc.) Series 99
6.00%, 8/01/38 (a)	2,250	1,959,480
Princeton OH City SD GO MBIA Series 03
5.00%, 12/01/24 (Prerefunded)	1,600	1,823,040
Riversouth Auth OH Series 04A
5.25%, 12/01/21 - 12/01/22	2,000	2,078,630
Series 05A
5.00%, 12/01/24	3,590	3,690,735
Steubenville OH Hosp Series 00
6.50%, 10/01/30 (Prerefunded)	2,500	2,675,525
Toledo OH City SD GO FGIC Series 03B
5.00%, 12/01/23	2,940	2,982,748
Toledo-Lucas Cnty OH Port Auth (Cargill, Inc.) Series 04B
4.50%, 12/01/15	2,500	2,464,375
Toledo-Lucas Cnty OH Port Auth (Crocker Park Proj) Series 03
5.375%, 12/01/35	2,000	1,510,320
Toledo-Lucas Cnty OH Port Auth (CSX Corporation, Inc.) Series 92
6.45%, 12/15/21	1,270	1,333,183
Univ of Cincinnati COP MBIA
5.00%, 6/01/24	4,470	4,554,394
Youngstown OH GO FSA
5.00%, 12/01/25	2,155	2,236,416

		126,920,950

Arizona - 0.1%
Dove Mountain Resort CFD AZ Series 2001
6.75%, 12/01/16	300	210,996

California - 0.0%
California GO
5.25%, 4/01/29	5	4,582

Florida - 2.1%
Collier Cnty FL IDA (Allete) Series 96
6.50%, 10/01/25	200	197,022
Crossings at Fleming Is CDD FL Series 00C
7.10%, 5/01/30	2,000	1,591,680
Double Branch CDD FL Series 02A
6.70%, 5/01/34	915	882,774
Fiddlers Creek CDD FL Series 02A
6.875%, 5/01/33 (b)(c)	340	169,065
Series 02B
6.625%, 5/01/33 (b)(c)	150	74,578
Hammock Bay CDD FL Series 04A
6.15%, 5/01/24	300	236,706

		3,151,825

Georgia - 0.3%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B
5.60%, 1/01/30	500	380,065

Illinois - 0.7%
Antioch Vilage IL SSA #1 (Antioch IL SSA #1 - Deercrest) Series 03
6.625%, 3/01/33	977	671,434
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A
5.95%, 3/01/28	559	403,391

		1,074,825

Pennsylvania - 0.2%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 07A
5.00%, 11/15/17	425	341,543

Puerto Rico - 10.9%
Children’s Trust Fd Puerto Rico Series 00
6.00%, 7/01/26 (Prerefunded)	4,000	4,212,880
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax) AMBAC Series 06A
5.00%, 7/01/18 - 7/01/19	6,370	5,774,833
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	2,530	2,417,339
5.375%, 7/01/24	1,030	1,022,152

Puerto Rico GO Series 01A
5.50%, 7/01/19	500	495,835
Series 06A
5.25%, 7/01/22	500	467,685
Puerto Rico Govt Dev Bank Series 06B
5.00%, 12/01/15	500	489,665
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	375	384,405
Puerto Rico Mun Fin Agy (Puerto Rico GO) Series 05A
5.25%, 8/01/23	375	343,421
Univ of Puerto Rico
5.00%, 6/01/22	1,350	1,206,630

		16,814,845

Total Long-Term Municipal Bonds (cost $151,424,918)		148,899,631

Short-Term Municipal Notes - 1.9%
Colorado - 0.6%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.23%, 9/01/35 (d)	1,000	1,000,000

Mississippi - 0.2%
Jackson Cnty MS PCR (Chevron Corporation) Series 1993
0.15%, 6/01/23 (d)	300	300,000

Pennsylvania - 0.3%
Lancaster Cnty PA Hosp Auth (Lancaster Area Swr Auth PA) Series 2008
0.36%, 7/01/41 (d)	400	400,000

Wyoming - 0.8%
Lincoln Cnty WY PCR (Exxon Mobil Corporation)
0.13%, 8/01/15 (d)	1,200	1,200,000

Total Short-Term Municipal Notes (cost $2,900,000)		2,900,000

Total Investments - 98.7% (cost $154,324,918) (e)		151,799,631
Other assets less liabilities - 1.3%		1,991,128

Net Assets - 100.0%		$153,790,759

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,600	8/01/16	SIFMA	*	4.0710%	$315,427

(a)	Variable rate coupon, rate shown as of June 30, 2009.

(b)	Security is in default and is non-income producing.

(c)	Illiquid security.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,131,668 and gross unrealized depreciation of investments was $(6,656,955), resulting in net unrealized depreciation of $(2,525,287).

As of June 30, 2009, the Portfolio held 52.0% of net assets in insured bonds (of this amount 18.7% represents the Portfolio’s holding in pre-refunded insured bonds).

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Glossary:

AD	- Assessment District
AMBAC	- Ambac Assurance Corporation
CCD	- Community College District
CDD	- Community Development District
CFD	- Community Facilities District
COP	- Certificate of Participation
FGIC	- Financial Guaranty Insurance Company
FSA	- Financial Security Assurance Inc.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority
IDA	- Industrial Development Authority/Agency
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
PCR	- Pollution Control Revenue Bond
RADIAN	- Radian Asset Assurance Inc.
SD	- School District
SFMR	- Single Family Mortgage Revenue
SSA	- Special Services Area

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II Ohio Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

Investments in Securities	Level 1			Level 2	Level 3			Total
Municipal Obligations	$	– 0	–	$148,899,631	$	– 0	–	$148,899,631
Short-Term Municipal Notes		– 0	–	2,900,000		– 0	–	2,900,000

		– 0	–	151,799,631		– 0	–	151,799,631
Other Financial Instruments*		– 0	–	(2,499)		317,926		315,427

Total	$	– 0	–	$151,797,132		$317,926		$152,115,058

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Other Financial Instruments
Balance as of 9/30/2008	$171,087
Accrued discounts /premiums	-0-
Realized gain (loss)	-0-
Change in unrealized appreciation/depreciation	130,127
Net purchases (sales)	-0-
Net transfers in and/or out of Level 3	16,712

Balance as of 6/30/09	$317,926

Net change in unrealized appreciation/depreciation from investments held as of 6/30/09	$130,127

AllianceBernstein Municipal Income Fund

II - Pennsylvania Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.6%
Long-Term Municipal Bonds - 98.6%
Pennsylvania - 77.1%
Allegheny Cnty PA Hgr Ed Auth (Thiel College) ACA Series 99A
5.375%, 11/15/19-11/15/29	$2,500	$2,028,785
Allegheny Cnty PA Hosp Dev Auth Series 00B
6.75%, 5/01/25 (Prerefunded)	1,555	1,626,048
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
5.00%, 11/15/28	200	126,374
Series 07A
5.00%, 11/15/17	800	642,904
Allegheny Cnty PA IDA Series 01
6.60%, 9/01/31 (Prerefunded)	1,540	1,722,844
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	424,850
Allegheny Cnty PA IDA (USX Corporation) Series 98
5.50%, 12/01/29	2,680	2,349,181
Allegheny Cnty PA Redev Agy (Pittsburgh Mills Spl Tax)
5.60%, 7/01/23	1,500	1,160,220
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Sewer) MBIA Series 05A
5.00%, 12/01/24	7,490	7,637,553
Bethel Park PA SD GO
5.00%, 8/01/29	2,600	2,596,646
Butler Cnty PA FGIC Series 03
5.25%, 7/15/26 (Prerefunded)	1,625	1,851,216
Chester Upland SD PA GO
4.30%, 5/15/14	1,705	1,726,347

Coatesville PA SD GO
5.00%, 8/01/23	6,500	6,820,840
Crawford Cnty PA Hosp Auth (Wesbury United Meth Cmnty Res) Series 99
6.25%, 8/15/29	1,600	1,259,552
Delaware Cnty PA Hgr Ed Auth (Eastern College) Series 99
5.625%, 10/01/28	2,500	1,996,175
Ephrata Area SD PA GO FGIC Series 05
5.00%, 3/01/22 (Prerefunded)	1,000	1,139,480
Lancaster Area Swr Auth PA MBIA Series 04
5.00%, 4/01/22	1,330	1,358,555
Lehigh Northampton PA Arpt MBIA Series 00
6.00%, 5/15/30	4,400	4,130,588
Lycoming Cnty PA Auth (College of Technology) AMBAC Series 02
5.25%, 5/01/32	2,250	1,839,465
Mckean Cnty PA Hosp Auth (Bradford Hospital) ACA
5.00%, 10/01/17	1,205	915,065
Meadville PA GO XLCA
5.00%, 10/01/25	3,080	3,120,902
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hospital) Series 02A
5.125%, 6/01/32	3,000	2,532,570
New Wilmington PA Mun Auth (Westminster College) RADIAN
5.00%, 5/01/27	1,040	827,258
Pennsylvania Econ Dev Fin Auth (30th St Station Pkg Garage PA) ACA Series 02
5.875%, 6/01/33	2,085	1,673,755
Pennsylvania Econ Dev Fin Auth (Amtrak) Series 01A
6.375%, 11/01/41	3,000	2,546,880
Pennsylvania Hgr Ed Fac Auth (Dickinson College) RADIAN Series 03AA-1
5.00%, 11/01/26	1,000	912,210

Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania Hlth Svcs) AMBAC Series 05A
5.00%, 8/15/20	2,000	2,008,260
Pennsylvania IDA (Pennsylvania IDA Econ Dev) Series 08A
5.50%, 7/01/23	1,060	1,104,997
Pennsylvania Intergov Coop Auth
5.00%, 6/15/23	4,000	4,207,920
Philadelphia PA IDA FSA Series 01B
5.25%, 10/01/30 (Prerefunded)	8,000	8,779,280
Philadelphia PA IDA (Leadership Learning Partners) Series 05A
5.25%, 7/01/24	350	261,842
Philadelphia PA IDA (Univ of Pennsylvania)
0.92%, 4/26/14 (a)	2,000	1,895,940
Philadelphia PA SD GO FSA Series 03
5.25%, 6/01/26 (Prerefunded)	5,000	5,685,700
Pittsburgh PA GO FSA Series 06C
5.25%, 9/01/17	5,000	5,220,650
Pittsburgh PA Pub Pkg Auth FGIC Series 05A
5.00%, 12/01/19	2,435	2,261,896
Pittsburgh PA Ur Redev Auth SFMR FHA Series 97A
6.25%, 10/01/28	745	745,864
Potter Cnty PA Hosp Auth (Charles Cole Memorial Hospital) RADIAN Series 96
6.05%, 8/01/24	4,340	3,993,625
South Central Gen Auth PA MBIA Series 01
5.25%, 5/15/31	795	829,288
5.25%, 5/15/31 (Prerefunded)	3,905	4,239,736
South Central Gen Auth PA (Hanover Hospital) RADIAN
5.00%, 12/01/25	1,570	1,335,882
State Pub Sch Bldg Auth PA (Colonial Intermediate Unit No. 20) FGIC Series 05
5.00%, 5/15/26	2,025	2,018,014

Susquehanna PA Arpt Fac (Aero Harrisburg LLC) Series 99
5.50%, 1/01/24	3,490	2,525,329
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	510	454,777

		102,535,263

Arizona - 0.2%
Dove Mountain Resort CFD AZ Series 2001
6.75%, 12/01/16	265	186,380

District Of Columbia - 2.1%
District of Columbia Tax Incr
5.25%, 12/01/26	2,625	2,825,445

Florida - 3.0%
Collier Cnty FL IDA (Allete) Series 96
6.50%, 10/01/25	400	394,044
Crossings at Fleming Is CDD FL Series 00C
7.10%, 5/01/30	2,000	1,591,680
Double Branch CDD FL Series 02A
6.70%, 5/01/34	990	955,132
Fiddlers Creek CDD FL Series 02A
6.875%, 5/01/33 (b)(c)	300	149,175
Series 02B
6.625%, 5/01/33 (b)(c)	125	62,149
Hammock Bay CDD FL Series 04A
6.15%, 5/01/24	300	236,706
No Palm Beach Cnty FL ID #27-B Series 02
6.40%, 8/01/32	880	623,401

		4,012,287

Guam - 0.7%
Guam Intl Arpt Auth MBIA Series 03B
5.25%, 10/01/23	500	467,150
Guam Wtrworks Auth COP Series 05
6.00%, 7/01/25	500	443,560

		910,710

Illinois - 1.2%
Antioch Vilage IL SSA #1 (Antioch IL SSA #1 - Deercrest) Series 03
6.625%, 3/01/33	1,000	687,240
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A
5.95%, 3/01/28	459	331,228
Yorkville IL Raintree Vlg SSA Series 03
6.875%, 3/01/33	800	609,440

		1,627,908

Puerto Rico - 10.2%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	800	751,416
5.375%, 7/01/24	1,530	1,518,342
Puerto Rico GO
5.25%, 7/01/23	500	463,255
Series 01A
5.50%, 7/01/19	500	495,835
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	180	184,514
Puerto Rico Hwy & Trnsp Auth FSA
5.00%, 7/01/27 (Prerefunded)	2,260	2,516,103
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) FGIC Series 03
5.25%, 7/01/14	3,195	3,212,061
FGIC Series 03G
5.25%, 7/01/14	3,335	3,292,712
Puerto Rico Mun Fin Agy (Puerto Rico GO) Series 05A
5.25%, 8/01/23	300	274,737
Puerto Rico Pub Bldgs Auth (Puerto Rico GO) Series N
5.50%, 7/01/22	345	319,712
Univ of Puerto Rico
5.00%, 6/01/22	655	585,439

		13,614,126

Texas - 1.5%
Camino Real Regl Mob Auth
5.00%, 2/15/22	845	785,732
San Antonio TX Elec & Gas
5.00%, 2/01/22	1,080	1,129,118

		1,914,850

Virgin Islands - 1.9%
Virgin Islands Pub Fin Auth (Virgin Islands PFA Gr Receipts) FSA Series 03
5.00%, 10/01/13 - 10/01/14	675	689,366
5.25%, 10/01/15 - 10/01/17	1,840	1,865,460

		2,554,826

Washington - 0.7%
Washington St GO FSA
5.00%, 7/01/28	920	939,541

Total Investments - 98.6% (cost $136,320,436) (d)		131,121,336
Other assets less liabilities - 1.4%		1,914,024

Net Assets - 100.0%		$133,035,360

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2009.

(b)	Security is in default and is non-income producing.

(c)	Illiquid security.

(d)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,987,615 and gross unrealized depreciation of investments was $(8,186,715), resulting in net unrealized depreciation of $(5,199,100).

As of June 30, 2009, the Portfolio held 62.9% of net assets in insured bonds (of this amount 18.8% represents the Portfolio’s holding in pre-refunded insured bonds). 24.4% of the Portfolio’s insured bonds were insured by FSA.

Glossary:

ACA	- ACA Financial Guaranty Corporation
AMBAC	- Ambac Assurance Corporation
CDD	- Community Development District
CFD	- Community Facilities District
COP	- Certificate of Participation
FGIC	- Financial Guaranty Insurance Company
FHA	- Federal Housing Administration
FSA	- Financial Security Assurance Inc.
GO	- General Obligation
HFA	- Housing Finance Authority
ID	- Improvement District
IDA	- Industrial Development Authority/Agency
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
RADIAN	- Radian Asset Assurance Inc.
SD	- School District
SFMR	- Single Family Mortgage Revenue
SSA	- Special Services Area
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II Pennsylvania Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

Investments in Securities	Level 1			Level 2		Level 3			Total
Municipal Obligations	$	– 0	–	$131,121,336		$	– 0	–	$131,121,336
Other Financial Instruments*		– 0	–	– 0	–		– 0	–	– 0	–

Total	$	– 0	–	$131,121,336		$	– 0	–	$131,121,336

*	Other financial instruments are derivative instrument, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund

II - Virginia Portfolio

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.7%
Long-Term Municipal Bonds - 94.1%
Virginia - 75.2%
Albemarle Cnty VA IDA Ed Fac (The Covenant School) Series 01A
7.75%, 7/15/32	$4,260	$3,996,178
Arlington Cnty VA IDA Series 01
5.25%, 7/01/31 (Prerefunded)	5,900	6,417,843
Arlington Cnty VA IDA MFHR (Arlington View Terrace Apts) FNMA Series 01
5.15%, 11/01/31	1,550	1,560,788
Bell Creek CDA VA Series 03A
6.75%, 3/01/22	200	198,536
Broad Street CDA VA Series 03
7.50%, 6/01/33	1,500	1,200,720
Celebrate VA North CDD V Series 03B
6.60%, 3/01/25	1,250	965,025
Chesterfield Cnty VA IDA (Virginia Elec & Pwr Company) Series 02
5.875%, 6/01/17	1,000	1,040,170
Chesterfield Cnty VA IDA PCR (Virginia Elec & Pwr Company) Series 02
5.875%, 6/01/17	2,800	2,912,476
Dinwiddie Cnty VA IDA (Dinwiddie Cnty VA Lease) MBIA Series 04B
5.00%, 2/15/24	3,200	3,293,952
Dulles Town Ctr CDA VA Series 98
6.25%, 3/01/26	1,950	1,508,072
Fairfax Cnty VA EDA (Goodwin House)
5.00%, 10/01/22	1,000	880,250

Fairfax Cnty VA Wtr Auth Series 02
5.00%, 4/01/32	3,380	3,429,787
Gtr Richmond Conv Ctr Auth VA Series 00
6.25%, 6/15/32 (Prerefunded)	3,000	3,193,770
Hampton VA Conv Ctr Lease AMBAC Series 02
5.00%, 1/15/35	5,150	4,886,835
Hampton VA GO MBIA
5.00%, 1/15/20	6,105	6,694,743
Hamptons Roads Santn Dist VA Wstwtr
5.00%, 4/01/25	5,050	5,335,022
Harrisonburg VA IDA AMBAC
5.00%, 8/15/22 - 8/15/25	7,850	6,767,987
Harrisonburg VA Redev & Hsg Auth (Greens of Salem Run Apts) FSA Series 97
6.30%, 4/01/29	1,110	1,111,199
Henrico Cnty VA GO
5.00%, 12/01/26	1,000	1,079,320
Henrico Cnty VA Wtr & Swr
5.00%, 5/01/25	1,165	1,256,814
Isle of Wight Cnty VA IDA
6.00%, 7/01/27	3,500	3,836,595
James City Cnty VA EDA (James City Cnty VA Lease) FSA
5.00%, 6/15/22	4,385	4,686,907
James City Cnty VA Swr (Anheuser-Busch Companies, Inc.) Series 97
6.00%, 4/01/32	4,200	3,729,348
Montgomery Cnty VA IDA (Montgomery Cnty VA Lease)
5.00%, 2/01/24	2,000	1,991,740
New Port CDA VA
5.50%, 9/01/26	1,000	599,460
Newport News VA IDA MFHR (Mennowood Apts) GNMA Series 96A
6.25%, 8/01/36	2,580	2,581,058
Newport News VA IDA MFHR (Walker Village Apts) GNMA Series 02A
5.55%, 9/20/34	1,880	1,854,714
5.65%, 3/20/44	1,660	1,660,797

Norfolk VA Arpt Auth (Cargo Acquisition Group) Series 02
6.25%, 1/01/30	980	729,140
Norfolk VA Arpt Auth (Norfolk VA Intl Airport) FGIC Series 01B
5.30%, 7/01/25	10,000	9,493,000
Norfolk VA GO
5.00%, 4/01/21	7,800	8,405,592
Northwestern Reg Jail Auth VA MBIA
5.00%, 7/01/25	1,500	1,503,825
Prince William Cnty VA IDA (Woodwind Gables Apt) AMBAC Series 01A
5.30%, 12/01/34	2,760	2,327,287
Reynolds Crossing CDA VA
5.10%, 3/01/21	2,150	1,837,648
Richmond VA GO
5.00%, 1/15/28	1,000	1,036,810
Richmond VA GO (Richmond, VA) FSA Series 05A
5.00%, 7/15/22	2,500	2,667,100
Suffolk VA GO MBIA
5.00%, 2/01/20	3,000	3,282,270
Upper Occoquan Swr Auth VA FSA
5.00%, 7/01/25	2,500	2,638,725
Virginia Beach VA Dev Auth MFHR (Sholom Terrace Apts) GNMA Series 02
5.40%, 4/01/44	2,900	2,743,690
Virginia Beach VA Wtr & Swr
5.00%, 10/01/30	2,000	2,037,380
Virginia Biotech Rsch Park Auth Series 01
5.00%, 9/01/21	4,170	4,281,839
Virginia College Bldg Auth
5.00%, 9/01/16 (Prerefunded)	220	253,211
Virginia College Bldg Auth (Roanoke College)
5.00%, 4/01/23	1,000	1,017,900
Virginia College Bldg Auth (Virginia Lease Pub Hgr Ed)
5.00%, 9/01/16	5,615	6,288,295
Series 05A
5.00%, 9/01/17	5,890	6,505,328

Virginia HDA SFMR (Virginia HDA) Series 01D
5.40%, 6/01/24	3,155	3,155,946
Series 02B
5.50%, 4/01/27	5,000	4,965,950
Series 99
5.95%, 2/01/23	5,525	5,544,337
Virginia Port Auth (Virginia Lease Port Fund) Series 02
5.00%, 7/01/27	1,000	933,600
5.125%, 7/01/24	4,000	3,912,040
Virginia Resources Auth (Virginia SRF)
5.00%, 10/01/27	2,500	2,656,300
Virginia Small Business Fin Auth (Wellmont Hlth Sys Proj)
5.125%, 9/01/22	710	546,182
Watkins Centre CDA VA
5.40%, 3/01/20	600	496,266

		157,929,767

Arizona - 0.1%
Dove Mountain Resort CFD AZ Series 2001
6.75%, 12/01/16	355	249,679

California - 1.2%
California Statewide CDA (Enloe Med Ctr)
5.50%, 8/15/23	660	641,058
6.25%, 8/15/28	1,910	1,965,925

		2,606,983

District Of Columbia - 3.5%
District of Columbia Tax Incr
5.25%, 12/01/26	3,860	4,154,750
Washington DC Metro Area Trnst
5.25%, 7/01/27	3,000	3,106,080

		7,260,830

Florida - 0.1%
Fiddlers Creek CDD FL Series 02A
6.875%, 5/01/33 (a)(b)	415	206,359
Series 02B
6.625%, 5/01/33 (a)(b)	180	89,494

		295,853

Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B
5.60%, 1/01/30	500	380,065

Illinois - 0.5%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A
5.95%, 3/01/28	459	331,228
Yorkville IL Raintree Vlg SSA Series 03
6.875%, 3/01/33	1,000	761,800

		1,093,028

New York - 1.9%
New York NY GO Series 06
5.00%, 6/01/22	1,125	1,149,975
Series 2007
5.00%, 1/01/23	2,700	2,748,897

		3,898,872

Puerto Rico - 9.9%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	800	764,376
MBIA
5.50%, 7/01/17	5,000	5,129,800
Puerto Rico GO
5.50%, 8/01/28	3,000	2,923,830
Series 01A
5.50%, 7/01/19	500	495,835
Puerto Rico Govt Dev Bank Series 06B
5.00%, 12/01/15	500	489,665
Puerto Rico HFA MFHR
5.00%, 12/01/20	1,580	1,614,965
5.00%, 12/01/20 (Prerefunded)	3,290	3,681,806
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	290	297,273
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) FGIC Series 03
5.25%, 7/01/14	1,760	1,769,398
FGIC Series 03G
5.25%, 7/01/14	1,840	1,816,669
Puerto Rico Mun Fin Agy (Puerto Rico GO) Series 05A
5.25%, 8/01/23	340	311,369
Univ of Puerto Rico
5.00%, 6/01/22	1,740	1,555,212

		20,850,198

Texas - 0.8%
San Antonio TX Elec & Gas
5.00%, 2/01/22	1,665	1,740,724

Washington - 0.7%
Washington St GO FSA
5.00%, 7/01/28	1,335	1,363,355

Total Long-Term Municipal Bonds (cost $201,531,579)		197,669,354

Short-Term Municipal Notes - 3.6%
Virginia - 0.3%
Virginia Small Business Fin Auth (Virginia St Univ Real Estate Fndtn)
0.32%, 7/01/30 (c)	600	600,000

Colorado - 2.1%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.23%, 9/01/33 - 6/01/37 (c)	1,400	1,400,000
0.32%, 9/01/37 (c)	400	400,000
Series A-9
0.32%, 9/01/36 (c)	820	820,000
Series D
0.23%, 10/01/38 (c)	1,400	1,400,000
Colorado Hlth Fac Auth (Exempla, Inc.)
0.16%, 1/01/39 (c)	500	500,000

		4,520,000

Florida - 0.7%
Broward Cnty FL Edl Facs Auth (Nova Southeastern Univ) Series 2008A
0.32%, 4/01/38 (c)	1,400	1,400,000

Texas - 0.5%
Harris Cnty TX Cult Ed Fac Fin Corp. (YMCA of Grtr Houston Area) Series 2008C
0.23%, 6/01/38 (c)	300	300,000
Houston TX Hgr Ed Fin Corp. (Rice University)
0.25%, 5/15/48 (c)	700	700,000

		1,000,000

Total Short-Term Municipal Notes (cost $7,520,000)		7,520,000

Total Investments - 97.7% (cost $209,051,579) (d)		205,189,354
Other assets less liabilities - 2.3%		4,908,333

Net Assets - 100.0%		$210,097,687

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$7,000	12/01/17	SIFMA	*	3.7920%	$452,494

(a)	Security is in default and is non-income producing.

(b)	Illiquid security.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,188,772 and gross unrealized depreciation of investments was $(8,050,997), resulting in net unrealized depreciation of $(3,862,225).

As of June 30, 2009, the Portfolio held 28.3% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in pre-refunded insured bonds).

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Glossary:

AMBAC	- Ambac Assurance Corporation
CDA	- Community Development Authority
CDD	- Community Development District
CFD	- Community Facilities District
EDA	- Economic Development Agency
FGIC	- Financial Guaranty Insurance Company
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HDA	- Housing Development Authority
HFA	- Housing Finance Authority
IDA	- Industrial Development Authority/Agency
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
PCR	- Pollution Control Revenue Bond
SFMR	- Single Family Mortgage Revenue
SRF	- State Revolving Fund
SSA	- Special Services Area

FINANCIAL ACCOUNTING STANDARDS NO. 157

AB Municipal Income Fund II Virginia Portfolio

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

Investments in Securities	Level 1			Level 2	Level 3			Total
Municipal Obligations	$	– 0	–	$197,669,354	$	– 0	–	$197,669,354
Short-Term Municipal Notes		– 0	–	7,520,000		– 0	–	7,520,000

		– 0	–	205,189,354		– 0	–	205,189,354
Other Financial Instruments*		– 0	–	(2,050)		454,544		452,494

Total	$	– 0	–	$205,187,304		$454,544		$205,641,848

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

	Other Financial Instruments
Balance as of 9/30/2008	$166,972
Accrued discounts /premiums	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	265,908
Net purchases (sales)	– 0	–
Net transfers in and/or out of Level 3	21,664

Balance as of 6/30/09	$454,544

Net change in unrealized appreciation/depreciation from investments held as of 6/30/09	$265,908

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2009